Supplement to the current prospectus

MFS(R) State Municipal Bond Funds (AL, AR, CA, FL, GA, MD, MA, MS, NY, NC, PA, SC, VA, WV)

Effective immediately, the section entitled "II - Expense Summary" is restated as follows (except with respect to the MFS Tennessee Municipal Bond Fund):

EXPENSE SUMMARY


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the funds. Each fund offers Class A and Class B shares, and the California, New York, North Carolina and Virginia funds also offer Class C shares. The annual fund operating expenses are based on expenses incurred during each fund's most recently completed fiscal year. Each fund's annual operating expenses may vary in future years.

Shareholder Fees Applicable to Each Fund (fees paid directly from your investment):
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Share Class                         A             B              C
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge              4.75%          N/A            N/A
(Load) Imposed on
Purchases (as a percentage
of offering price)..............
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Deferred Sales             See          4.00%          1.00%
Charge (Load) (as a             Below(#)
percentage of original
purchase price or
redemption proceeds,
whichever is less)...............
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Annual Fund Operating Expenses of Class A for Each Fund (expenses that are deducted from fund assets):
---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund                  Alabama       Arkansas      California
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          0.25%
(12b-1) Fees(1)....................             0.10%          0.10%
Other Expenses(2)(4)..............0.53%         0.45%          0.44%
                                  -----         -----          -----
Total Annual Fund Operating       1.33%
Expenses(2)(4).....................             1.10%          1.09%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.08%         0.85%          0.84%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund                  Florida       Georgia        Maryland
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          0.00%
(12b-1) Fees(1)....................             0.25%          0.35%
Other Expenses(2)(4)..............0.56%         0.59%          0.39%
                                  -----         -----          -----
Total Annual Fund Operating       1.11%
Expenses(2)(4).....................             1.39%          1.29%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................0.86%         1.14%          1.04%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund               Massachusetts  Mississippi      New York
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          0.35%
(12b-1) Fees(1)....................             0.00%          0.25%
Other Expenses(2)(4)..............0.44%         0.52%          0.48%
                                  -----         -----          -----
Total Annual Fund Operating       1.34%
Expenses(2)(4).....................             1.07%          1.28%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.09%         0.82%          1.03%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund              North Carolina  Pennsylvania  South Carolina
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          0.35%
(12b-1) Fees(1)....................             0.10%          0.35%
Other Expenses(2)(4)..............0.43%         0.48%          0.44%
                                  -----         -----          -----
Total Annual Fund Operating       1.33%
Expenses(2)(4).....................             1.13%          1.34%
      Fee Reductions(3)..........(0.25)%       (0.36)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.08%         0.77%          1.09%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund                 Virginia    West Virginia
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%
Distribution and Service          0.35%
(12b-1) Fees(1)....................             0.35%
Other Expenses(2)(4)..............0.40%         0.44%
                                  -----         -----
Total Annual Fund Operating       1.30%
Expenses(2)(4).....................             1.34%
      Fee Reductions(3)..........(0.25)%       (0.25)%
                                 -------       -------
Net Expenses(2)(4)................1.05%         1.09%
---------------------------------------------------------------------------

Annual Fund Operating Expenses of Class B for Each Fund (expenses that are deducted from fund assets):
---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund                  Alabama       Arkansas      California
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          1.00%
(12b-1) Fees(1)....................             0.87%          0.86%
Other Expenses(2)(4)..............0.53%         0.45%          0.44%
                                  -----         -----          -----
Total Annual Fund Operating       2.08%
Expenses(2)(4).....................             1.87%          1.85%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.83%         1.62%          1.60%

---------------------------------------------------------------------------
State Bond Fund                  Florida       Georgia        Maryland
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          0.76%
(12b-1) Fees(1)....................             1.00%          1.00%
Other Expenses(2)(4)..............0.56%         0.59%          0.39%
                                  -----         -----          -----
Total Annual Fund Operating       1.87%
Expenses(2)(4).....................             2.14%          1.94%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.62%         1.89%          1.69%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund               Massachusetts  Mississippi      New York
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          1.00%
(12b-1) Fees(1)....................             0.76%          1.00%
Other Expenses(2)(4)..............0.44%         0.52%          0.48%
                                  -----         -----          -----
Total Annual Fund Operating       1.99%
Expenses(2)(4).....................             1.83%          2.03%
      Fee Reductions(3)..........(0.25)%       (0.25)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.74%         1.58%          1.78%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund              North Carolina  Pennsylvania  South Carolina
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%          0.55%
Distribution and Service          1.00%
(12b-1) Fees(1)....................             0.86%          1.00%
Other Expenses(2)(4)..............0.43%         0.48%          0.44%
                                  -----         -----          -----
Total Annual Fund Operating       1.98%
Expenses(2)(4).....................             1.89%          1.99%
      Fee Reductions(3)..........(0.25)%       (0.36)%        (0.25)%
                                 -------       -------        -------
Net Expenses(2)(4)................1.73%         1.53%          1.74%

---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund                 Virginia    West Virginia
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee....................0.55%         0.55%
Distribution and Service          1.00%
(12b-1) Fees(1)....................             1.00%
Other Expenses(2)(4)..............0.40%         0.44%
                                  -----         -----
Total Annual Fund Operating       1.95%
Expenses(2)(4).....................             1.99%
      Fee Reductions(3)..........(0.25)%       (0.25)%
                                 -------       -------
Net Expenses(2)(4)................1.70%         1.74%
---------------------------------------------------------------------------

Annual Fund Operating Expenses of Class C for Funds Offering Class C Shares (expenses that are deducted from fund assets):
---------------------------------------------------------------------------
---------------------------------------------------------------------------
State Bond Fund              California   New York    North      Virginia
                                                       Carolina
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee.................0.55%        0.55%       0.55%     0.55%
Distribution and Service       1.00%
(12b-1) Fees(1)....................         1.00%       1.00%     1.00%
Other Expenses(2)(4)...........0.44%        0.48%       0.43%     0.40%
                               -----        -----       -----     -----
Total Annual Fund Operating    1.99%
Expenses(2)(4).....................         2.03%       1.98%     1.95%
      Fee Reductions(3).......(0.25)%      (0.25)%     (0.25)%   (0.25)%
                              -------      -------     -------   -------
Net Expenses(2)(4).............1.74%        1.78%       1.73%     1.70%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares or if you are investing through a retirement plan and your Class A purchase meets certain requirements and you redeem your investment within 12 months of your purchase.
(1) Each fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, and Class C shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) Each fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by each fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.
(3) MFS has agreed in writing to waive its management fee to 0.30% annually. This written agreement will continue until at least February 28, 2009 (see "Management of the Funds -

     Investment  Adviser."  below).  MFS has  agreed  in  writing  to  bear  the
     Pennsylvania  Fund's  expenses  such  that  the  fund's  "Other  Expenses,"
     determined without giving effect to the expense offset arrangement described above, do not exceed 0.20% annually. This written agreement excludes distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the fund's investing activities. This written agreement will continue until at least July 31, 2007.

(4) Includes certain interest expenses and fees, related to each fund's investments in inverse floating rate investments, in the following amounts:

        ----------------------------------------------------------------
                         AL     AR     CA     FL     GA    MD     MA
        ----------------------------------------------------------------
        ----------------------------------------------------------------
         Expenses and   0.21%  0.18%  0.21%  0.22% 0.21%  0.10%  0.19%
             Fees
        ----------------------------------------------------------------
        ----------------------------------------------------------------

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         MS     NY     NC     PA     SC    VA     WV
        ----------------------------------------------------------------
        ----------------------------------------------------------------
         Expenses and   0.18%  0.18%  0.19%  0.17% 0.17%  0.15%  0.17%
             Fees
        ----------------------------------------------------------------

     Under accounting rules, each fund recognizes additional income in an amount equal to these expenses. Therefore, the fund's net asset values per share and performance have not been affected by these expenses. However, these expenses are included in each fund's "Total Annual Operating Expenses" and "Net Expenses" in the table above, and in the "Example of Expenses" below. Had these expenses and fees not been included, "Net Expenses" of the funds would have been:

        ----------------------------------------------------------------
                         AL     AR     CA     FL     GA    MD     MA
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class A     0.87%  0.67%  0.63%  0.64% 0.93%  0.94%  0.90%
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class B     1.62%  1.44%  1.39%  1.40% 1.68%  1.59%  1.55%
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class C      N/A    N/A   1.53%   N/A   N/A    N/A    N/A
        ----------------------------------------------------------------
        ----------------------------------------------------------------

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         MS     NY     NC     PA     SC    VA     WV
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class A     0.64%  0.85%  0.89%  0.60% 0.92%  0.90%  0.92%
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class B     1.40%  1.60%  1.54%  1.36% 1.57%  1.55%  1.57%
        ----------------------------------------------------------------
        ----------------------------------------------------------------
            Class C      N/A   1.60%  1.54%   N/A   N/A   1.55%   N/A
        ----------------------------------------------------------------

Example of Expenses

These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:


MFS Alabama Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $580     $813    $1,108    $1,944
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $586     $887    $1,257    $2,163
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $186     $587    $1,057    $2,163
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Arkansas Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $558     $744     $990     $1,694
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $565     $822    $1,148    $1,933
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $165     $522     $948     $1,933
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS California Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $557     $741     $985     $1,683
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $563     $816    $1,138    $1,914
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $163     $516     $938     $1,914
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $277     $559    $1,010    $2,262
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $177     $559    $1,010    $2,262
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Florida Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $559     $747     $995     $1,705
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $565     $822    $1,148    $1,935
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $165     $522     $948     $1,935
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Georgia Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $586     $831    $1,138    $2,008
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $592     $905    $1,287    $2,227
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $192     $605    $1,087    $2,227
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Maryland Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $576     $801    $1,087    $1,901
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $572     $844    $1,184    $2,040
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $172     $544     $984     $2,040
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Massachusetts Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $581     $816    $1,113    $1,955
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $577     $859    $1,210    $2,093
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $177     $559    $1,010    $2,093
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Mississippi Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $555     $735     $975     $1,660
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

      Assuming redemption at end of
period                                  $561     $810    $1,127    $1,892
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $161     $510     $927     $1,892
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS New York Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $575     $798    $1,082    $1,890
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $581     $871    $1,231    $2,110
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $181     $571    $1,031    $2,110
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $281     $571    $1,031    $2,304
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $181     $571    $1,031    $2,304
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS North Carolina Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $580     $813    $1,108    $1,944
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $576     $856    $1,205    $2,083
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $176     $556    $1,005    $2,083
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $276     $556    $1,005    $2,252
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $176     $556    $1,005    $2,252
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Pennsylvania Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $550     $743     $995     $1,717
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $556     $818    $1,148    $1,948


----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $156     $518     $948     $1,948
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS South Carolina Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $581     $816    $1,113    $1,955
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $577     $859    $1,210    $2,093
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $177     $559    $1,010    $2,093
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS Virginia Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $577     $804    $1,092    $1,912
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $573     $847    $1,190    $2,051
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $173     $547     $990     $2,051
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $273     $547     $990     $2,220
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $173     $547     $990     $2,220
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

MFS West Virginia Municipal Bond Fund:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $581     $816    $1,113    $1,955
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $577     $859    $1,210    $2,093
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $177     $559    $1,010    $2,093
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

Effective immediately, the section entitled "VIII - Financial Highlights" is restated as follows (except with respect to the tax-equivalent yield tables, and the MFS Tennessee Municipal Bond Fund):

FINANCIAL HIGHLIGHTS (As restated - See note 8 to each fund's Financial Statements)

The financial highlights tables are intended to help you understand a fund's financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund's independent registered public accounting firm, whose report, together with each fund's financial statements, are included in the fund's Annual Report to shareholders. Each fund's Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. Each fund's independent registered public accounting firm is Deloitte & Touche LLP.

Alabama Fund - Class A

                                          Years Ended 3/31
                          --------------------------------------------------
                               2006    2005     2004       2003      2002
Net asset value,
beginning of period       $   10.62  $10.88  $ 10.82  $   10.31 $   10.53
                          ---------- ------- -------- --------------------
Income (loss) from
investment operations
Net investment income (d) $    0.46  $ 0.48  $  0.48  $    0.48 $    0.51
Net realized and                       0.22
unrealized gain (loss) on
investments                  (0.15)   (    )    0.06       0.54    (0.19)
                          ---------- ------- -------- --------------------
Total from investment
operations                $    0.31  $ 0.26  $  0.54  $    1.02 $    0.32
                          ---------- ------- -------- --------------------
Less distributions
declared to shareholders
From net investment income$  (0.46)  $(0.48) $(0.48)  $  (0.50) $  (0.54)
From net realized gain on              0.04
investments                       -   (    )       -     (0.01)         -
                          ---------- ------- -------- --------------------
Total distributions                            0.48)
declared to shareholders  $  (0.46)  $(0.52) $(       $  (0.51) $  (0.54)
                          ---------- ------- -------- --------------------
                          ---------- ------- -------- --------------------
Net asset value, end of   $   10.47  $10.62  $ 10.88  $   10.82 $   10.31
period
                          ========== ======= ======== ====================
Total return (%) (r)(s)(t)     2.97    2.40     5.11      10.06      3.05
                           ---------  ------  -------  --------- ---------
Ratios (%) (to average
net assets) and
Supplemental data:
Expenses before expense
reductions (f)                 1.33    1.21     1.17       1.18      1.23
Expenses after expense
reductions (f)                 1.08    0.96     0.96       0.98      1.03
Expenses after expense
reductions and excluding
interest expense and fees
(f)(l)                         0.87    0.84     0.88       0.88      0.88
Net investment income          4.37    4.46     4.38       4.49      4.87
Portfolio turnover                9      17       10         21        20
Net assets at end of                           0,704
period (000 omitted)      $  74,204  $77,499 $8       $  84,474 $  83,146

Alabama Fund - Class B

                                          Years Ended 3/31
                         ---------------------------------------------------
                             2006      2005      2004      2003      2002
Net asset value,
beginning of period      $  10.62  $  10.88  $  10.82  $  10.31  $  10.53
                         --------- --------- --------- --------- ---------
Income (loss) from
investment operations
Net investment income (d)$   0.38  $   0.40  $   0.39  $   0.40  $   0.43
Net realized and
unrealized gain (loss)
on investments             (0.15)    (0.23)      0.07      0.54    (0.19)
                         --------- --------- --------- --------- ---------
Total from investment
operations               $   0.23  $   0.17  $   0.46  $   0.94  $   0.24
                         --------- --------- --------- --------- ---------
Less distributions
declared to shareholders
From net investment
income                   $ (0.38)  $ (0.39)  $ (0.40)  $ (0.42)  $ (0.46)
From net realized gain
on investments                  -    (0.04)         -    (0.01)         -
                         --------- --------- --------- --------- ---------
Total distributions
declared to shareholders $ (0.38)  $ (0.43)  $ (0.40)  $ (0.43)  $ (0.46)
                         --------- --------- --------- --------- ---------
                         --------- --------- --------- --------- ---------
Net asset value, end of  $  10.47  $  10.62  $  10.88  $  10.82  $  10.31
period
                         ========= ========= ========= ========= =========
Total return (%)             2.20      1.63      4.32      9.14      2.38
(r)(s)(t)
                          --------  --------  --------  --------  --------
Ratios (%) (to average
net assets) and
Supplemental data:
Expenses before expense
reductions (f)               2.08      1.96      1.91      1.93      1.98
Expenses after expense
reductions (f)               1.83      1.71      1.71      1.73      1.78
Expenses after expense
reductions and excluding
interest expense and
fees (f)(l)                  1.62      1.59      1.63      1.63      1.63
Net investment income        3.61      3.71      3.63      3.74      4.09
Portfolio turnover              9        17        10        21        20
Net assets at end of
period (000 omitted)     $ 13,443  $ 15,118  $ 17,339  $ 16,163  $ 13,579

Arkansas Fund - Class A

                                         Years Ended 3/31
                       -----------------------------------------------------
                            2006      2005      2004       2003      2002
Net asset value,
beginning of period     $  10.17  $  10.41  $  10.40   $   9.97  $  10.08
                       ---------- --------- --------- ---------- ---------
Income (loss) from
investment operations
Net investment income
(d)                     $   0.45  $   0.45  $   0.45   $   0.47  $   0.51
Net realized and
unrealized gain (loss)
on investments            (0.13)    (0.23)      0.01       0.46    (0.11)
                       ---------- --------- --------- ---------- ---------
Total from investment
operations              $   0.32  $   0.22  $   0.46   $   0.93  $   0.40
                       ---------- --------- --------- ---------- ---------
Less distributions
declared to
shareholders
From net investment
income                  $ (0.45)  $ (0.46)  $ (0.45)   $ (0.50)  $ (0.51)
                       ---------- --------- --------- ---------- ---------
Net asset value, end
of period               $  10.04  $  10.17  $  10.41   $  10.40  $   9.97
                       ========== ========= ========= ========== =========
Total return (%)            3.17      2.14      4.53       9.51      4.06
(r)(s)(t)
                         --------  --------  --------   --------  --------
Ratios (%) (to average
net assets) and
Supplemental data:
Expenses before
expense reductions (f)      1.10      1.00      0.99       1.02      1.06
Expenses after expense
reductions (f)              0.85      0.75      0.79       0.82      0.86
Expenses after expense
reductions and
excluding interest
expense and      fees
(f)(l)                      0.67      0.65      0.72       0.73      0.72
Net investment income       4.45      4.47      4.31       4.59      5.05
Portfolio turnover            10        13        19         15        15
Net assets at end of      22,067                         34,521
period (000 omitted)    $1        $127,075  $139,333   $1        $119,328

Arkansas Fund - Class B

                                        Years Ended 3/31
                      ------------------------------------------------------
                           2006       2005       2004       2003     2002
Net asset value,                                                     0.09
beginning of period    $  10.18   $  10.42   $  10.41   $   9.98   $1
                      ---------- ---------- ---------- ---------- --------
Income (loss) from
investment operations
Net investment income
(d)                    $   0.38   $   0.38   $   0.37   $   0.39   $ 0.43
Net realized and                                                     0.11
unrealized gain
(loss) on investments    (0.14)     (0.24)       0.01       0.46    (    )
                      ---------- ---------- ---------- ---------- --------
Total from investment
operations             $   0.24   $   0.14   $   0.38   $   0.85   $ 0.32
                      ---------- ---------- ---------- ---------- --------
Less distributions
declared to
shareholders
From net investment                                                  0.43
income                 $ (0.37)   $ (0.38)   $ (0.37)   $ (0.42)   $(    )
                      ---------- ---------- ---------- ---------- --------
Net asset value, end
of period              $  10.05   $  10.18   $  10.42   $  10.41   $ 9.98
                      ========== ========== ========== ========== ========
Total return (%)           2.39       1.37       3.68       8.62     3.24
(r)(s)(t)
                        --------   --------   --------   --------   ------
Ratios (%) (to
average net assets)
and Supplemental data:
Expenses before
expense reductions (f)     1.87       1.76       1.80       1.83     1.84
Expenses after
expense reductions (f)     1.62       1.51       1.60       1.63     1.64
Expenses after
expense reductions
and excluding
interest expense
and     fees (f)(l)        1.44       1.41       1.53       1.54     1.50
Net investment income      3.68       3.71       3.50       3.77     4.26
Portfolio turnover           10         13         19         15       15
Net assets at end of                                                 ,700
period (000 omitted)   $ 10,648   $ 11,259   $ 12,554   $ 12,049   $8

California Fund - Class A

                                        Years Ended 3/31
                      ------------------------------------------------------
                          2006       2005       2004      2003       2002
Net asset value,
beginning of period   $   5.88   $   5.98   $   5.96  $   5.70   $   5.81
                      --------- ---------- ---------- --------- ----------
Income (loss) from
investment operations
Net investment income
(d)                   $   0.28   $   0.29   $   0.28  $   0.28   $   0.28
Net realized and
unrealized gain
(loss) on investments   (0.03)     (0.11)       0.02      0.27     (0.10)
                      --------- ---------- ---------- --------- ----------
Total from investment
operations            $   0.25   $   0.18   $   0.30  $   0.55   $   0.18
                      --------- ---------- ---------- --------- ----------
Less distributions
declared to
shareholders
From net investment
income                $ (0.28)   $ (0.28)   $ (0.28)  $ (0.29)   $ (0.29)
From net realized
gain on investments     (0.01)          -          -         -          -
                      --------- ---------- ---------- --------- ----------
Total distributions
declared to
shareholders          $ (0.29)   $ (0.28)   $ (0.28)  $ (0.29)   $ (0.29)
                      --------- ---------- ---------- --------- ----------
                      --------- ---------- ---------- --------- ----------
Net asset value, end  $   5.84   $   5.88   $   5.98  $   5.96   $   5.70
of period
                      ========= ========== ========== ========= ==========
Total return (%)          4.22       3.14       5.22      9.79       3.11
(r)(s)(t)
                       --------   --------   --------  --------   --------
Ratios (%) (to
average net assets)
and Supplemental data:
Expenses before
expense reductions (f)    1.09       0.97       0.96      0.96       0.99
Expenses after
expense reductions (f)    0.84       0.72       0.76      0.76       0.79
Expenses after
expense reductions
and excluding
interest expense
and    fees (f)(l)        0.63       0.61       0.67      0.67       0.67
Net investment income     4.69       4.91       4.71      4.73       4.87
Portfolio turnover           9         12          8        22         12
Net assets at end of    91,656     95,332     14,108               05,699
period (000 omitted)  $2         $2         $3        $333,350   $3

California Fund - Class B

                                        Years Ended 3/31
                      ------------------------------------------------------
                          2006       2005       2004      2003       2002
Net asset value,
beginning of period   $   5.88   $   5.98   $   5.96  $   5.70   $   5.81
                      --------- ---------- ---------- --------- ----------
Income (loss) from
investment operations
Net investment income
(d)                   $   0.23   $   0.25   $   0.23  $   0.23   $   0.24
Net realized and
unrealized gain
(loss) on investments   (0.03)     (0.11)       0.03      0.27     (0.11)
                      --------- ---------- ---------- --------- ----------
Total from investment
operations            $   0.20   $   0.14   $   0.26  $   0.50   $   0.13
                      --------- ---------- ---------- --------- ----------
Less distributions
declared to
shareholders
From net investment
income                $ (0.23)   $ (0.24)   $ (0.24)  $ (0.24)   $ (0.24)
From net realized
gain on investments
and foreign currency
transactions            (0.01)          -          -         -          -
                      --------- ---------- ---------- --------- ----------
Total distributions
declared to
shareholders          $ (0.24)   $ (0.24)   $ (0.24)  $ (0.24)   $ (0.24)
                      --------- ---------- ---------- --------- ----------
                      --------- ---------- ---------- --------- ----------
Net asset value, end  $   5.84   $   5.88   $   5.98  $   5.96   $   5.70
of period
                      ========= ========== ========== ========= ==========
Total return (%)          3.44       2.38       4.38      8.93       2.30
(r)(s)(t)
                       --------   --------   --------  --------   --------
Ratios (%) (to
average net assets)
and Supplemental data:
Expenses before
expense reductions (f)    1.85       1.70       1.76      1.75       1.77
Expenses after
expense reductions (f)    1.60       1.45       1.56      1.55       1.57
Expenses after
expense reductions
and excluding
interest expense
and    fees (f)(l)        1.39       1.34       1.47      1.46       1.45
Net investment income     3.94       4.17       3.91      3.94       4.09
Portfolio turnover           9         12          8        22         12
Net assets at end of
period (000 omitted)  $ 58,338   $ 69,142   $ 85,106  $ 98,888   $ 84,123

California Fund - Class C

                                        Years Ended 3/31
                      ------------------------------------------------------
                          2006       2005       2004      2003       2002
Net asset value,
beginning of period   $   5.90   $   6.00   $   5.98  $   5.72   $   5.83
                      --------- ---------- ---------- --------- ----------
Income (loss) from
investment operations
Net investment income
(d)                   $   0.23   $   0.24   $   0.23  $   0.23   $   0.23
Net realized and
unrealized gain
(loss) on investments   (0.04)     (0.11)       0.02      0.27     (0.10)
                      --------- ---------- ---------- --------- ----------
Total from investment
operations            $   0.19   $   0.13   $   0.25  $   0.50   $   0.13
                      --------- ---------- ---------- --------- ----------
Less distributions
declared to
shareholders
From net investment
income                $ (0.22)   $ (0.23)   $ (0.23)  $ (0.24)   $ (0.24)
From net realized
gain on investments
and foreign currency
transactions            (0.01)          -          -         -          -
                      --------- ---------- ---------- --------- ----------
Total distributions
declared to
shareholders          $ (0.23)   $ (0.23)   $ (0.23)  $ (0.24)   $ (0.24)
                      --------- ---------- ---------- --------- ----------
                      --------- ---------- ---------- --------- ----------
Net asset value, end  $   5.86   $   5.90   $   6.00  $   5.98   $   5.72
of period
                      ========= ========== ========== ========= ==========
Total return (%)          3.29       2.22       4.27      8.78       2.17
(r)(s)(t)
                       --------   --------   --------  --------   --------
Ratios (%) (to
average net assets)
and Supplemental data:
Expenses before
expense reductions (f)    1.99       1.87       1.86      1.86       1.89
Expenses after
expense reductions (f)    1.74       1.62       1.65      1.66       1.69
Expenses after
expense reductions
and excluding
interest expense
and    fees (f)(l)        1.53       1.51       1.56      1.57       1.57
Net investment income     3.79       4.01       3.81      3.83       3.97
Portfolio turnover           9         12          8        22         12
Net assets at end of
period (000 omitted)  $ 29,880   $ 33,162   $ 36,363  $ 40,804   $ 35,022

Florida Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  10.09   $  10.24   $  10.19   $   9.78   $   9.95
                    ---------- ---------- ----------  --------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.45   $   0.47   $   0.47   $   0.48   $   0.50
Net realized and
unrealized gain
(loss) on
investments            (0.04)     (0.15)       0.05       0.44     (0.16)
                    ---------- ---------- ----------  --------- ----------
Total from
investment
operations           $   0.41   $   0.32   $   0.52   $   0.92   $   0.34
                    ---------- ---------- ----------  --------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.45)   $ (0.47)   $ (0.47)   $ (0.51)   $ (0.51)
                    ---------- ---------- ----------  --------- ----------
Net asset value,
end of period        $  10.05   $  10.09   $  10.24   $  10.19   $   9.78
                    ========== ========== ==========  ========= ==========
Total return (%)         4.14       3.25       5.20       9.40       3.52
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.11       0.94       0.98       0.88       0.93
Expenses after
expense reductions
(f)                      0.86       0.69       0.77       0.68       0.73
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.64       0.57       0.64       0.62       0.63
Net investment
income                   4.46       4.68       4.58       4.78       5.09
Portfolio turnover         17         18         31         27         16
Net assets at end
of period (000
omitted)             $ 70,402   $ 69,082   $ 79,155   $ 86,045   $ 69,959

Florida Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  10.09   $  10.24   $  10.19   $   9.78   $   9.95
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.38   $   0.40   $   0.39   $   0.40   $   0.43
Net realized and
unrealized gain
(loss) on
investments            (0.04)     (0.16)       0.05       0.43     (0.17)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.34   $   0.24   $   0.44   $   0.83   $   0.26
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.38)   $ (0.39)   $ (0.39)   $ (0.42)   $ (0.43)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  10.05   $  10.09   $  10.24   $  10.19   $   9.78
                    ========== ========== ========== ========== ==========
Total return (%)         3.35       2.45       4.36       8.64       2.58
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.87       1.71       1.77       1.68       1.73
Expenses after
expense reductions
(f)                      1.62       1.46       1.57       1.48       1.53
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.40       1.34       1.44       1.42       1.43
Net investment
income                   3.70       3.92       3.78       3.97       4.29
Portfolio turnover         17         18         31         27         16
Net assets at end
of period (000
omitted)             $ 14,970   $ 18,382   $ 22,312   $ 25,175   $ 22,151

Georgia Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  10.99   $  11.22   $  11.17   $  10.63   $  10.82
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.46   $   0.48   $   0.49   $   0.49   $   0.50
Net realized and
unrealized gain
(loss) on
investments            (0.18)     (0.23)       0.05       0.55     (0.17)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.28   $   0.25   $   0.54   $   1.04   $   0.33
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.47)   $ (0.48)   $ (0.49)   $ (0.50)   $ (0.52)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  10.80   $  10.99   $  11.22   $  11.17   $  10.63
                    ========== ========== ========== ========== ==========
Total return (%)         2.53       2.27       4.93       9.97       3.03
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.39       1.24       1.20       1.22       1.29
Expenses after
expense reductions
(f)                      1.14       0.99       0.99       1.02       1.09
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.93       0.88       0.91       0.92       0.93
Net investment
income                   4.22       4.35       4.35       4.43       4.67
Portfolio turnover          5         18         12         25         19
Net assets at end
of period (000
omitted)             $ 51,681   $ 53,190   $ 55,659   $ 57,636   $ 54,179

Georgia Fund - Class B

                                        Years Ended 3/31
                     -------------------------------------------------------
                        2006       2005       2004        2003       2002
Net asset value,
beginning of period  $ 11.00  $   11.23   $  11.18   $   10.64  $   10.83
                     -------- ---------- ----------  ---------- ----------
Income (loss) from
investment operations
Net investment
income (d)           $  0.41  $    0.40   $   0.40   $    0.40  $    0.42
Net realized and       0.18)
unrealized gain
(loss) on investments (          (0.24)       0.06        0.56     (0.18)
                     -------- ---------- ----------  ---------- ----------
Total from
investment operations$  0.23  $    0.16   $   0.46   $    0.96  $    0.24
                     -------- ---------- ----------  ---------- ----------
Less distributions
declared to
shareholders
From net investment    0.39)
income               $(       $  (0.39)   $ (0.41)   $  (0.42)  $  (0.43)
                     -------- ---------- ----------  ---------- ----------
Net asset value, end
of period            $ 10.84  $   11.00   $  11.23   $   11.18  $   10.64
                     ======== ========== ==========  ========== ==========
Total return (%)        2.05       1.51       4.15        9.15       2.26
(r)(s)(t)
                      -------  ---------   --------   ---------  ---------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                     2.14       1.99       1.94        1.97       2.04
Expenses after
expense reductions
(f)                     1.89       1.74       1.74        1.77       1.84
Expenses after
expense reductions
and excluding
interest expense and
 fees (f)(l)            1.68       1.63       1.66        1.67       1.68
Net investment income   3.72       3.60       3.60        3.68       3.91
Portfolio turnover         5         18         12          25         19
Net assets at end of
period (000 omitted) $ 9,816  $  13,280   $ 16,759   $  18,077  $  16,031

Maryland Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.49   $  11.74   $  11.69   $  11.21   $  11.35
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.50   $   0.52   $   0.51   $   0.52   $   0.54
Net realized and
unrealized gain
(loss) on
investments            (0.15)     (0.25)       0.06       0.50     (0.14)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.35   $   0.27   $   0.57   $   1.02   $   0.40
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.50)   $ (0.51)   $ (0.52)   $ (0.54)   $ (0.54)
From net realized
gain on investments    (0.07)     (0.01)          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.57)   $ (0.52)   $ (0.52)   $ (0.54)   $ (0.54)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.27   $  11.49   $  11.74   $  11.69   $  11.21
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         3.06       2.36       4.96       9.21       3.59
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.29       1.14       1.17       1.15       1.15
Expenses after
expense reductions
(f)                      1.04       0.89       0.96       0.95       0.95
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.94       0.89       0.96       0.95       0.95
Net investment
income                   4.38       4.48       4.35       4.51       4.73
Portfolio turnover          9         12         21         12          8
Net assets at end      15,307     24,261     38,201     38,666     28,750
of period (000
omitted)             $1         $1         $1         $1         $1

Maryland Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005         2004       2003     2002
Net asset value,
beginning of period  $  11.49   $  11.74     $  11.68   $  11.20 $  11.34
                    ---------- ----------   ---------- -------------------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.44     $   0.43   $   0.45 $   0.46
Net realized and
unrealized gain
(loss) on
investments            (0.17)     (0.25)         0.07       0.49   (0.13)
                    ---------- ----------   ---------- -------------------
Total from
investment
operations           $   0.26   $   0.19     $   0.50   $   0.94 $   0.33
                    ---------- ----------   ---------- -------------------
Less distributions
declared to
shareholders
From net investment
income               $ (0.42)   $ (0.44)     $ (0.44)   $ (0.46) $ (0.47)
From net realized                        w)
gain on investments    (0.07)     (0.00)(           -          -        -
                    ---------- ----------   ---------- -------------------
Total distributions
declared to
shareholders         $ (0.49)   $ (0.44)     $ (0.44)   $ (0.46) $ (0.47)
                    ---------- ----------   ---------- -------------------
                    ---------- ----------   ---------- -------------------
Net asset value,     $  11.26   $  11.49     $  11.74   $  11.68 $  11.20
end of period
                    ========== ==========   ========== ===================
Total return (%)         2.30       1.69         4.37       8.52     2.92
(r)(s)(t)
                      --------   --------     --------   -------- --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.94       1.79         1.81       1.80     1.80
Expenses after
expense reductions
(f)                      1.69       1.54         1.61       1.60     1.60
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.59       1.54         1.61       1.60     1.60
Net investment
income                   3.72       3.83         3.70       3.86     4.08
Portfolio turnover          9         12           21         12        8
Net assets at end
of period (000
omitted)             $ 21,011   $ 25,716     $ 31,697   $ 34,033 $ 31,542

Massachusetts Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.31   $  11.52   $  11.49   $  10.90   $  11.11
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.48   $   0.51   $   0.51   $   0.52   $   0.53
Net realized and
unrealized gain
(loss) on
investments            (0.05)     (0.22)       0.03       0.60     (0.21)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.43   $   0.29   $   0.54   $   1.12   $   0.32
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.48)   $ (0.50)   $ (0.51)   $ (0.53)   $ (0.53)
From net realized
gain on investments    (0.04)          -          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.52)   $ (0.50)   $ (0.51)   $ (0.53)   $ (0.53)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.22   $  11.31   $  11.52   $  11.49   $  10.90
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         3.83       2.63       4.82      10.42       2.93
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.34       1.19       1.23       1.21       1.26
Expenses after
expense reductions
(f)                      1.09       0.94       1.02       1.01       1.06
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.90       0.84       0.95       0.92       0.92
Net investment
income                   4.23       4.48       4.39       4.56       4.73
Portfolio turnover         10         11         14         15         13
Net assets at end      96,992     10,103     24,923     33,500     10,269
of period (000
omitted)             $1         $2         $2         $2         $2

Massachusetts Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.33   $  11.54   $  11.51   $  10.92   $  11.12
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.41   $   0.43   $   0.43   $   0.44   $   0.46
Net realized and
unrealized gain
(loss) on
investments            (0.05)     (0.21)       0.04       0.60     (0.20)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.36   $   0.22   $   0.47   $   1.04   $   0.26
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.41)   $ (0.43)   $ (0.44)   $ (0.45)   $ (0.46)
From net realized
gain on investments
and foreign
currency
transactions           (0.04)          -          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.45)   $ (0.43)   $ (0.44)   $ (0.45)   $ (0.46)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.24   $  11.33   $  11.54   $  11.51   $  10.92
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         3.16       1.97       4.14       9.69       2.35
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.99       1.84       1.87       1.86       1.91
Expenses after
expense reductions
(f)                      1.74       1.59       1.67       1.66       1.71
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.55       1.49       1.60       1.57       1.57
Net investment
income                   3.58       3.83       3.74       3.91       4.13
Portfolio turnover         10         11         14         15         13
Net assets at end
of period (000
omitted)             $ 36,924   $ 40,766   $ 46,253   $ 47,612   $ 37,487

Mississippi Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $   9.82   $  10.02   $  10.02   $   9.61   $   9.78
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.44   $   0.46   $   0.46   $   0.46   $   0.49
Net realized and
unrealized gain
(loss) on
investments            (0.09)     (0.19)       0.01       0.44     (0.16)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.35   $   0.27   $   0.47   $   0.90   $   0.33
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.44)   $ (0.47)   $ (0.47)   $ (0.49)   $ (0.50)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $   9.73   $   9.82   $  10.02   $  10.02   $   9.61
                    ========== ========== ========== ========== ==========
Total return (%)         3.59       2.76       4.77       9.48       3.45
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.07       0.93       0.82       0.84       0.85
Expenses after
expense reductions
(f)                      0.82       0.68       0.62       0.64       0.65
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.64       0.58       0.62       0.64       0.65
Net investment
income                   4.48       4.70       4.61       4.70       5.05
Portfolio turnover          9         19         12         22          6
Net assets at end
of period (000
omitted)             $ 75,597   $ 79,574   $ 82,507   $ 87,724   $ 76,004

Mississippi Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $   9.84   $  10.03   $  10.04   $   9.62   $   9.79
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.37   $   0.39   $   0.38   $   0.38   $   0.42
Net realized and                                    g
unrealized gain
(loss) on
investments            (0.10)     (0.19)     (0.01)( )    0.44     (0.17)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.27   $   0.20   $   0.37   $   0.82   $   0.25
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.37)   $ (0.39)   $ (0.38)   $ (0.40)   $ (0.42)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $   9.74   $   9.84   $  10.03   $  10.04   $   9.62
                    ========== ========== ========== ========== ==========
Total return (%)         2.71       2.08       3.80       8.67       2.62
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.83       1.70       1.64       1.67       1.65
Expenses after
expense reductions
(f)                      1.58       1.45       1.44       1.47       1.45
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.40       1.35       1.44       1.47       1.45
Net investment
income                   3.72       3.93       3.79       3.86       4.23
Portfolio turnover          9         19         12         22          6
Net assets at end
of period (000
omitted)             $ 10,465   $ 11,544   $ 13,177   $ 12,900   $ 10,177

New York Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.30   $  11.53   $  11.49   $  10.94   $  11.14
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.49   $   0.51   $   0.51   $   0.52   $   0.53
Net realized and
unrealized gain
(loss) on
investments            (0.12)     (0.24)       0.04       0.56     (0.18)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.37   $   0.27   $   0.55   $   1.08   $   0.35
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.49)   $ (0.50)   $ (0.51)   $ (0.53)   $ (0.55)
From net realized
gain on investments    (0.05)          -          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.54)   $ (0.50)   $ (0.51)   $ (0.53)   $ (0.55)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.13   $  11.30   $  11.53   $  11.49   $  10.94
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         3.30       2.45       4.90      10.05       3.16
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.28       1.14       1.13       1.17       1.21
Expenses after
expense reductions
(f)                      1.03       0.89       0.93       0.97       1.01
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.85       0.79       0.86       0.87       0.88
Net investment
income                   4.36       4.47       4.39       4.56       4.80
Portfolio turnover         12         20         13         17         18
Net assets at end      18,476     25,861     31,642     32,843     21,717
of period (000
omitted)             $1         $1         $1         $1         $1

New York Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.27   $  11.49   $  11.45   $  10.93   $  11.13
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.41   $   0.42   $   0.42   $   0.43   $   0.45
Net realized and
unrealized gain
(loss) on
investments            (0.14)     (0.22)       0.04       0.54     (0.19)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.27   $   0.20   $   0.46   $   0.97   $   0.26
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.40)   $ (0.42)   $ (0.42)   $ (0.45)   $ (0.46)
From net realized
gain on investments    (0.05)          -          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.45)   $ (0.42)   $ (0.42)   $ (0.45)   $ (0.46)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.09   $  11.27   $  11.49   $  11.45   $  10.93
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         2.43       1.77       4.12       8.96       2.39
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      2.03       1.89       1.87       1.92       1.96
Expenses after
expense reductions
(f)                      1.78       1.64       1.67       1.72       1.76
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.60       1.54       1.60       1.62       1.63
Net investment
income                   3.61       3.70       3.62       3.80       4.05
Portfolio turnover         12         20         13         17         18
Net assets at end
of period (000
omitted)             $ 30,046   $ 35,328   $ 41,509   $ 40,867   $ 29,903

New York Fund - Class C

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.29   $  11.51   $  11.47   $  10.93   $  11.13
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.41   $   0.42   $   0.42   $   0.43   $   0.45
Net realized and
unrealized gain
(loss) on
investments            (0.14)     (0.22)       0.04       0.56     (0.18)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.27   $   0.20   $   0.46   $   0.99   $   0.27
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.40)   $ (0.42)   $ (0.42)   $ (0.45)   $ (0.47)
From net realized
gain on investments    (0.05)          -          -          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.45)   $ (0.42)   $ (0.42)   $ (0.45)   $ (0.47)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.11   $  11.29   $  11.51   $  11.47   $  10.93
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         2.43       1.78       4.12       9.14       2.39
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      2.03       1.89       1.87       1.92       1.96
Expenses after
expense reductions
(f)                      1.78       1.64       1.67       1.72       1.76
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.60       1.54       1.60       1.62       1.63
Net investment
income                   3.61       3.72       3.63       3.81       4.05
Portfolio turnover         12         20         13         17         18
Net assets at end
of period (000
omitted)             $ 17,064   $ 19,730   $ 21,907   $ 14,005   $ 10,178

North Carolina Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.99   $  12.30   $  12.24   $  11.68   $  11.89
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.51   $   0.53   $   0.53   $   0.54   $   0.57
Net realized and
unrealized gain
(loss) on
investments            (0.09)     (0.27)       0.07       0.58     (0.21)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.42   $   0.26   $   0.60   $   1.12   $   0.36
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.51)   $ (0.53)   $ (0.53)   $ (0.56)   $ (0.57)
From net realized
gain on investments    (0.05)     (0.04)     (0.01)          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.56)   $ (0.57)   $ (0.54)   $ (0.56)   $ (0.57)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.85   $  11.99   $  12.30   $  12.24   $  11.68
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         3.49       2.15       5.01       9.71       3.08
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.33       1.10       1.12       1.11       1.12
Expenses after
expense reductions
(f)                      1.08       0.85       0.92       0.91       0.92
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.89       0.85       0.92       0.91       0.92
Net investment
income                   4.24       4.38       4.30       4.50       4.78
Portfolio turnover          8          9          9         20         13
Net assets at end      70,124     79,875     05,185     16,687     03,250
of period (000
omitted)             $2         $2         $3         $3         $3

North Carolina Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.98   $  12.29   $  12.23   $  11.67   $  11.89
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.45   $   0.45   $   0.47   $   0.48
Net realized and
unrealized gain
(loss) on
investments            (0.10)     (0.27)       0.07       0.57     (0.20)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.33   $   0.18   $   0.52   $   1.04   $   0.28
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.43)   $ (0.45)   $ (0.45)   $ (0.48)   $ (0.50)
From net realized
gain on investments    (0.05)     (0.04)     (0.01)          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.48)   $ (0.49)   $ (0.46)   $ (0.48)   $ (0.50)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.83   $  11.98   $  12.29   $  12.23   $  11.67
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         2.73       1.49       4.33       9.01       2.33
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.98       1.75       1.76       1.76       1.77
Expenses after
expense reductions
(f)                      1.73       1.50       1.56       1.56       1.57
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.54       1.50       1.56       1.56       1.57
Net investment
income                   3.59       3.72       3.64       3.85       4.07
Portfolio turnover          8          9          9         20         13
Net assets at end
of period (000
omitted)             $ 32,610   $ 40,251   $ 50,363   $ 59,116   $ 57,534

North Carolina Fund - Class C

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.98   $  12.29   $  12.23   $  11.67   $  11.89
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.45   $   0.45   $   0.46   $   0.48
Net realized and
unrealized gain
(loss) on
investments            (0.09)     (0.27)       0.07       0.58     (0.20)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.34   $   0.18   $   0.52   $   1.04   $   0.28
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.43)   $ (0.45)   $ (0.45)   $ (0.48)   $ (0.50)
From net realized
gain on investments    (0.05)     (0.04)     (0.01)          -          -
                    ---------- ---------- ---------- ---------- ----------
Total distributions
declared to
shareholders         $ (0.48)   $ (0.49)   $ (0.46)   $ (0.48)   $ (0.50)
                    ---------- ---------- ---------- ---------- ----------
                    ---------- ---------- ---------- ---------- ----------
Net asset value,     $  11.84   $  11.98   $  12.29   $  12.23   $  11.67
end of period
                    ========== ========== ========== ========== ==========
Total return (%)         2.82       1.49       4.33       9.01       2.33
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.98       1.76       1.77       1.76       1.77
Expenses after
expense reductions
(f)                      1.73       1.51       1.57       1.56       1.57
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.54       1.51       1.57       1.56       1.57
Net investment
income                   3.61       3.76       3.67       3.84       4.07
Portfolio turnover          8          9          9         20         13
Net assets at end
of period (000
omitted)             $ 32,223   $ 32,897   $ 35,256   $ 31,836   $ 23,741

Pennsylvania Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  10.17   $  10.31   $  10.21   $   9.73   $   9.85
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.44   $   0.42   $   0.45   $   0.48
Net realized and
unrealized gain
(loss) on
investments            (0.02)     (0.14)       0.10       0.51     (0.11)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.41   $   0.30   $   0.52   $   0.96   $   0.37
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.43)   $ (0.44)   $ (0.42)   $ (0.48)   $ (0.49)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  10.15   $  10.17   $  10.31   $  10.21   $   9.73
                    ========== ========== ========== ========== ==========
Total return (%)         4.08       2.97       5.12      10.12       3.85
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.13       1.03       1.05       1.03       0.99
Expenses after
expense reductions
(f)                      0.77       0.69       0.75       0.55       0.46
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.60       0.60       0.64       0.48       0.36
Net investment
income                   4.24       4.33       4.12       4.47       4.90
Portfolio turnover          9         20         24         19         19
Net assets at end
of period (000
omitted)             $ 72,429   $ 67,942   $ 75,083   $ 68,705   $ 47,661

Pennsylvania Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  10.20   $  10.34   $  10.24   $   9.75   $   9.88
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.36   $   0.36   $   0.34   $   0.36   $   0.40
Net realized and
unrealized gain
(loss) on
investments            (0.03)     (0.14)       0.10       0.53     (0.12)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.33   $   0.22   $   0.44   $   0.89   $   0.28
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.35)   $ (0.36)   $ (0.34)   $ (0.40)   $ (0.41)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  10.18   $  10.20   $  10.34   $  10.24   $   9.75
                    ========== ========== ========== ========== ==========
Total return (%)         3.30       2.19       4.38       9.21       2.86
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.89       1.80       1.85       1.85       1.83
Expenses after
expense reductions
(f)                      1.53       1.46       1.55       1.37       1.30
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.36       1.37       1.44       1.30       1.20
Net investment
income                   3.49       3.56       3.32       3.62       4.06
Portfolio turnover          9         20         24         19         19
Net assets at end
of period (000
omitted)             $ 38,642   $ 41,455   $ 48,480   $ 46,941   $ 28,286

South Carolina Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  12.36   $  12.61   $  12.53   $  12.00   $  12.15
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.54   $   0.56   $   0.55   $   0.58   $   0.60
Net realized and
unrealized gain
(loss) on
investments            (0.11)     (0.25)       0.10       0.54     (0.16)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.43   $   0.31   $   0.65   $   1.12   $   0.44
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.54)   $ (0.56)   $ (0.57)   $ (0.59)   $ (0.59)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  12.25   $  12.36   $  12.61   $  12.53   $  12.00
                    ========== ========== ========== ========== ==========
Total return (%)         3.48       2.52       5.30       9.51       3.68
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.34       1.23       1.21       1.23       1.27
Expenses after
expense reductions
(f)                      1.09       0.98       1.01       1.03       1.07
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.92       0.89       0.94       0.95       0.94
Net investment
income                   4.35       4.50       4.39       4.68       4.91
Portfolio turnover         13         15         16         21         10
Net assets at end      31,167     30,342     37,911     29,844     21,438
of period (000
omitted)             $1         $1         $1         $1         $1

South Carolina Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  12.36   $  12.60   $  12.52   $  11.99   $  12.14
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.46   $   0.48   $   0.47   $   0.50   $   0.52
Net realized and
unrealized gain
(loss) on
investments            (0.12)     (0.24)       0.10       0.54     (0.16)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.34   $   0.24   $   0.57   $   1.04   $   0.36
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.46)   $ (0.48)   $ (0.49)   $ (0.51)   $ (0.51)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  12.24   $  12.36   $  12.60   $  12.52   $  11.99
                    ========== ========== ========== ========== ==========
Total return (%)         2.73       1.94       4.62       8.81       3.01
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.99       1.88       1.86       1.88       1.92
Expenses after
expense reductions
(f)                      1.74       1.63       1.66       1.68       1.72
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.57       1.54       1.59       1.60       1.59
Net investment
income                   3.70       3.85       3.74       4.03       4.25
Portfolio turnover         13         15         16         21         10
Net assets at end
of period (000
omitted)             $ 26,214   $ 31,032   $ 36,817   $ 37,603   $ 34,139

Virginia Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.52   $  11.73   $  11.61   $  11.14   $  11.36
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.51   $   0.53   $   0.53   $   0.53   $   0.54
Net realized and
unrealized gain
(loss) on
investments            (0.12)     (0.21)       0.12       0.47     (0.22)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.39   $   0.32   $   0.65   $ (0.53)   $   0.32
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.50)   $ (0.53)   $ (0.53)   $ (0.53)   $ (0.54)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  11.41   $  11.52   $  11.73   $  11.61   $  11.14
                    ========== ========== ========== ========== ==========
Total return (%)         3.45       2.83       5.70       9.10       2.87
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.30       1.10       1.13       1.13       1.12
Expenses after
expense reductions
(f)                      1.05       0.85       0.93       0.93       0.92
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.90       0.85       0.93       0.93       0.92
Net investment
income                   4.38       4.63       4.53       4.62       4.77
Portfolio turnover         13         11         11         13         14
Net assets at end      77,633     85,185     01,218     08,164     99,088
of period (000
omitted)             $2         $2         $3         $3         $2

Virginia Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.51   $  11.72   $  11.60   $  11.13   $  11.35
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.46   $   0.45   $   0.46   $   0.47
Net realized and
unrealized gain
(loss) on
investments            (0.11)     (0.21)       0.12       0.46     (0.22)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.32   $   0.25   $   0.57   $   0.92   $   0.25
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.43)   $ (0.46)   $ (0.45)   $ (0.45)   $ (0.47)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  11.40   $  11.51   $  11.72   $  11.60   $  11.13
                    ========== ========== ========== ========== ==========
Total return (%)         2.78       2.16       5.02       8.40       2.20
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.95       1.75       1.77       1.78       1.78
Expenses after
expense reductions
(f)                      1.70       1.50       1.57       1.58       1.58
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.55       1.50       1.57       1.58       1.58
Net investment
income                   3.73       3.98       3.88       3.97       4.12
Portfolio turnover         13         11         11         13         14
Net assets at end
of period (000
omitted)             $ 16,885   $ 19,637   $ 23,564   $ 25,470   $ 26,970

Virginia Fund - Class C

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.52   $  11.72   $  11.61   $  11.13   $  11.36
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.43   $   0.46   $   0.45   $   0.45   $   0.47
Net realized and
unrealized gain
(loss) on
investments            (0.11)     (0.20)       0.11       0.48     (0.23)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.32   $   0.26   $   0.56   $   0.93   $   0.24
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.43)   $ (0.46)   $ (0.45)   $ (0.45)   $ (0.47)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  11.41   $  11.52   $  11.72   $  11.61   $  11.13
                    ========== ========== ========== ========== ==========
Total return (%)         2.78       2.25       4.93       8.49       2.10
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.95       1.75       1.77       1.78       1.70
Expenses after
expense reductions
(f)                      1.70       1.50       1.57       1.58       1.57
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.55       1.50       1.57       1.58       1.57
Net investment
income                   3.72       3.98       3.88       3.97       4.10
Portfolio turnover         13         11         11         13         14
Net assets at end
of period (000
omitted)             $ 12,995   $ 12,208   $ 13,338   $ 12,758   $ 10,619

West Virginia Fund - Class A

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.58   $  11.82   $  11.77   $  11.32   $  11.45
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.48   $   0.51   $   0.51   $   0.55   $   0.57
Net realized and
unrealized gain
(loss) on
investments            (0.11)     (0.25)       0.05       0.46     (0.14)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.37   $   0.26   $   0.56   $   1.01   $   0.43
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.48)   $ (0.50)   $ (0.51)   $ (0.56)   $ (0.56)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  11.47   $  11.58   $  11.82   $  11.77   $  11.32
                    ========== ========== ========== ========== ==========
Total return (%)         3.21       2.28       4.84       9.04       3.79
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.34       1.25       1.21       1.26       1.30
Expenses after
expense reductions
(f)                      1.09       1.00       1.01       1.06       1.10
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.92       0.89       0.93       0.96       0.93
Net investment
income                   4.16       4.35       4.33       4.71       4.97
Portfolio turnover          7         14         17         13          2
Net assets at end      34,416     34,459     40,599     39,564     21,860
of period (000
omitted)             $1         $1         $1         $1         $1

West Virginia Fund - Class B

                                       Years Ended 3/31
                    --------------------------------------------------------
                         2006       2005       2004       2003       2002
Net asset value,
beginning of period  $  11.58   $  11.82   $  11.76   $  11.31   $  11.44
                    ---------- ---------- ---------- ---------- ----------
Income (loss) from
investment
operations
Net investment
income (d)           $   0.41   $   0.43   $   0.43   $   0.47   $   0.50
Net realized and
unrealized gain
(loss) on
investments            (0.13)     (0.24)       0.06       0.46     (0.15)
                    ---------- ---------- ---------- ---------- ----------
Total from
investment
operations           $   0.28   $   0.19   $   0.49   $   0.93   $   0.35
                    ---------- ---------- ---------- ---------- ----------
Less distributions
declared to
shareholders
From net investment
income               $ (0.40)   $ (0.43)   $ (0.43)   $ (0.48)   $ (0.48)
                    ---------- ---------- ---------- ---------- ----------
Net asset value,
end of period        $  11.46   $  11.58   $  11.82   $  11.76   $  11.31
                    ========== ========== ========== ========== ==========
Total return (%)         2.45       1.62       4.25       8.34       3.12
(r)(s)(t)
                      --------   --------   --------   --------   --------
Ratios (%) (to average net assets) and Supplemental data:
Expenses before
expense reductions
(f)                      1.99       1.90       1.86       1.91       1.96
Expenses after
expense reductions
(f)                      1.74       1.65       1.66       1.71       1.76
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          1.57       1.54       1.58       1.61       1.59
Net investment
income                   3.51       3.71       3.68       4.06       4.31
Portfolio turnover          7         14         17         13          2
Net assets at end
of period (000
omitted)             $ 12,388   $ 14,334   $ 17,744   $ 19,443   $ 16,248

All State Funds - Notes

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01. (d) Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time (Mississippi Fund Class B Shares Only).
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from Trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges. (w) Per share amount was less than $0.01 (Maryland Fund Class B Shares Only).

                  The date of this supplement is March 8, 2007.